Related Party Transactions (Details) - USD ($)		12 Months Ended
	May 25, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Compensation paid to related parties		$ 7,060,916	$ 1,827,794
Stock based compensation amount		1,569,754	250,717
Domain license from a related party	$ 500,448
Incurred related party expenses		1,692,960	1,079,227
Accounts payable		174,351	115,485
Related party carrying amount		$ 390,000	$ 390,000
Related party interest rate		0.19%